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SAFECO Plaza                                        Phone:  (206) 545-5000
Seattle, WA  98185-0001



May 4, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


     Re:  SAFECO Common Stock Trust
          1933 Act File Number - 33-36700
          1940 Act File Number - 811-6167


Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of (i) the form of the No-Load Class prospectus and Statement of Additional Information each dated April 30, 1999, and (ii) the form of the Advisor Class A and Advisor Class B prospectus and Statement of Additional Information each dated April 30, 1999, for the Registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on April 30, 1999, and became effective April 30, 1999.

If you have any comments or questions concerning the filing, please call me at
(206) 545-6145.

Sincerely,

/s/ Lizbeth A. Englund
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Lizbeth A. Englund
Counsel